Statutory Results - Summary of Statutory Results (Details) - USD ($) $ in Millions			6 Months Ended		12 Months Ended
	Jun. 28, 2021	Sep. 18, 2020	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statutory Accounting Practices [Line Items]
Combined statutory net income (loss)			$ (426)	$ (2)	$ 441		$ 245
Statutory capital			$ 2,153		2,738	$ 2,153
Statutory accounting practices, prescribed practice amount					$ 40	$ 29
Talcott Resolution Life, Inc
Statutory Accounting Practices [Line Items]
Dividends paid with approval of regulatory agency	$ 500	$ 319